NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	Year Ended
	December 31, 2020	December 31, 2019
Numerator:
Net loss	$(36,675)	$(45,980)
Adjustments to reconcile to net loss available to common stockholders:
Accretion of Class D preferred shares to liquidation preference on automatic conversion	10,219	—
Net loss attributable to non-controlling interests	—	(6,450)
Net loss attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(46,894)	$(39,530)

Denominator:
Weighted-average common shares outstanding – basic and diluted	10,815,580	7,814,796
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(4.34)	$(5.06)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	December 31, 2020	December 31, 2019
Common stock warrants	17,963,591	63,597
SAMA earnout shares	1,140,423	—
Stock options	896,888	1,195,544
Unvested restricted share units	78,634	—
Total	20,079,536	1,259,141